Alliance
Municipal
Trust
--Ohio Portfolio

                           Alliance Capital [LOGO](R)

Annual Report
June 30, 2002

LETTER TO SHAREHOLDERS                 Alliance Municipal Trust - Ohio Portfolio
================================================================================

August 15, 2002

Dear Shareholder:

We are pleased to provide you with an update of Alliance Municipal Trust Ohio Portfolio for the annual reporting period ended June 30, 2002.

While we had been expecting an economic growth of 4% during the second half of the year, we now believe that number will be closer to 3.5%, reflecting the possible impact of a sharp decline in equity prices while the economy is still in the early stages of a recovery. Despite our diminished expectations for economic growth, we remain optimistic. We continue to believe that a combination of very accommodative fiscal and monetary policy, strong underlying growth in liquidity flows and very lean inventory positions suggest that economic growth will still be reasonably good in the second half of the year. While consumption may fall and exports rise, producing a different kind of growth, overall, we expect the economy to expand at a reasonably strong rate in the second half of 2002 and into 2003.

Pessimists contend that since the equity market correction was not limited to the U.S., the impact on the economic recovery also will be global. Clearly, the economic impact of a stock market decline hinges not only on the economy's basic direction, but also on the policies that precede and follow such a decline. The economy is in the early stages of an economic recovery, so it is quite possible that the stock market fall of the past 90 days will take a larger toll on economic activity than either the 1987 or 1998 corrections. Clearly, while another interest rate reduction can not be ruled out if the stock market continues to slide at this rate, U.S. Federal Reserve Chairman Alan Greenspan gave no hint that he and fellow Fed policymakers would further ease monetary policy anytime soon during his recent testimony to Congress.

There is no doubt in our mind that the U.S. economy is in the midst of an uneasy and uncomfortable transition. But this kind of transition has been part of every economic cycle. High levels of consumer spending and housing market gains are not able to sustain an economic recovery indefinitely on their own. In the past, economic recovery has always broadened to include other segments of the economy. Despite all of the risks posed by the stock market's plunge, we continue to believe that the transition to a more balanced and broader domestic and global expansion is underway. The transition may not occur as smoothly, comfortably or neatly as we would like, but we believe it will happen.

We appreciate your investment in the portfolios of Alliance Municipal Trust Ohio Portfolio and look forward to reporting further investment progress in the coming period.

Sincerely,


/s/ Ronald M. Whitehill

Ronald M. Whitehill
President

STATEMENT OF NET ASSETS
June 30, 2002                          Alliance Municipal Trust - Ohio Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                   Yield                 Value
--------------------------------------------------------------------------------
            MUNICIPAL BONDS-91.0%
            DELAWARE-4.1%
            Delaware Economic
            Development
            Authority IDR
            (Delaware Clean Power
            Project Motiva Enterprise)
            Series 97A AMT
$      700  8/01/29 (b).............       1.50%        $     700,000
                                                        -------------
            NORTH CAROLINA-0.1%
            North Carolina GO
            Public Improvement
            Series 02E
        10  5/01/21 (b).............       1.15                10,000
                                                        -------------
            OHIO-84.7%
            Centerville Health Care
            (Bethany Lutheran Village)
            Series 88
       200  5/01/08 (b).............       1.35               200,000
            Cleveland Airport
            Systems
            FSA Series C
       500  1/01/31 (b).............       1.15               500,000
            Cleveland City School
            District RAN
            AMBAC Series 97
       400  6/01/03.................       1.80               410,860
            Cuyahoga County
            Hospital
            (Cleveland Clinic)
            Series 96A
       685  1/01/26 (b).............       1.25               685,000
            Cuyahoga Health Care
            (Judson Retirement Community)
       385  11/15/19 (b)............       1.30               385,000
            Franklin County MFHR
            (Golf Pointe Apts.)
            Series 00B AMT
       500  1/01/34 (b).............       1.40               500,000
            Franklin County MFHR
            (Hanover Ridge Apts.)
            Series 00 AMT
       750  12/15/30 (b)............       1.55               750,000
            Grove City GO BAN
            (Street and Infrastructure
            Construction)
            Series 02
       700  6/25/03.................       1.67               704,605
            Lorain County Hospital
            (Elyria United Methodist)
            Series 96B
       900  6/01/12 (b).............       1.32               900,000
            Mahoning County
            Housing Revenue
            (Youngstown State
            University Project)
            Series 02
       500  2/01/33 (b).............       1.20               500,000
            Ohio Air Quality Development
            Authority
            (JMG Funding Ltd. Partnership)
            Series 94A AMT
       800  4/01/28 (b).............       1.33               800,000
            Ohio Air Quality Development
            Authority
            (JMG Funding Ltd. Partnership)
            Series 94B AMT
       500  4/01/28 (b).............       1.35               500,000
            Ohio Air Quality Development
            Authority
            (JMG Funding Ltd. Partnership)
            Series 95B AMT
       600  4/01/29 (b).............       1.35               600,000
            Ohio Air Quality
            Development Authority
            (Ohio Edison)
            Series 00
       250  6/01/23 (b).............       1.80               250,000
            Ohio Environmental
            Improvement Authority
            (Newark Group Industries,
            Inc. Project)
            Series 96 AMT
       195  12/01/26 (b)............       1.38               195,000
            Ohio Higher Educational
            Facility Authority
            (Case Western Reserve
            University)
            Series 01A
       470  10/01/22 (b)............       1.20               470,000
            Ohio Higher Educational
            Facility Authority
            (Pooled Financing Program)
            Series 02A
       700  9/01/27 (b).............       1.25               700,000

                                       Alliance Municipal Trust - Ohio Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                   Yield                 Value
--------------------------------------------------------------------------------
            Ohio SWDR
            (BP Products of North
            America)
            Series 01B AMT
$      500  8/01/34 (b).............       1.95%        $     500,000
            Ohio Water Development
            Authority
            (Cleveland Electric
            Illumination)
            Series 97B
       800  8/01/20 (b).............       1.25               800,000
            Ohio Water Development
            Authority
            (Timken Corp. Project)
            Series 93
       500  5/01/07 (b).............       1.30               500,000
            Ohio Water Development
            Authority
            (Water Pollution Control
            Loan Fund Revenue)
            Series 02
       705  12/01/02................       1.80               707,044
            Warren County
            (Pioneer Industrial
            Components)
            Series 85
     1,400  12/01/05 (b)............       1.50             1,400,000
            Warren County Health Care
            Facilities
            (Otterbein Homes)
            Series 98A
       605  7/01/21 (b).............       1.36               605,000
            Warren County Health Care
            Facilities
            (Otterbein Homes)
            Series 98B
       163  7/01/23 (b).............       1.40               162,980
            Wooster Development
            Authority
            (Allen Group, Inc.)
            Series 85
       700  12/01/10 (b)............       1.25               700,000
                                                        -------------
                                                           14,425,489
                                                        -------------

            PUERTO RICO-2.1%
            Puerto Rico Industrial,
            Medical, Higher Education
            and Environmental
            Authority
            (Ana G. Mendez University
            System Project)
            Series 98
       355  10/01/21 (b)............       1.15               355,000
                                                        -------------

            Total Municipal Bonds
            (amortized cost
            $15,490,489)............                       15,490,489
                                                        -------------

            COMMERCIAL PAPER-8.0%
            MISSISSIPPI-3.9%
            Mississippi Business
            Finance SWR
            (Choctaw Project)
            Series 98 AMT
       670  7/19/02.................       1.40               670,000
                                                        -------------

            TEXAS-4.1%
            Texas Public Finance
            Authority
            Series B
       700  7/18/02.................       1.30               700,000
                                                        -------------

            Total Commercial Paper
            (amortized cost
            $1,370,000).............                         1,370,000
                                                        --------------

            TOTAL INVESTMENTS-99.0%
            (amortized cost
            $16,860,489)............                        16,860,489
            Other assets less
            liabilities-1.0%........                           169,515
                                                        --------------

            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            17,030,004 shares
            outstanding)............                    $    17,030,004
                                                        ===============

--------------------------------------------------------------------------------
See footnote summary on page 4.

STATEMENT OF NET ASSETS (continued)    Alliance Municipal Trust - Ohio Portfolio
================================================================================

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     Glossary of Terms:

     AMBAC - American Municipal Bond Assurance Corporation
     AMT - Alternative Minimum Tax
     BAN - Bond Anticipation Note
     FSA - Financial Security Assurance, Inc.
     GO - General Obligation
     IDR - Industrial Development Revenue
     MFHR - Multi-Family Housing Revenue
     RAN - Revenue Anticipation Note
     SWDR - Solid Waste Disposal Revenue
     SWR - Solid Waste Revenue

See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended June 30, 2002               Alliance Municipal Trust - Ohio Portfolio
================================================================================

INVESTMENT INCOME
   Interest .......................................................                    $    294,919
EXPENSES
   Advisory fee (Note B) ..........................................   $     82,007
   Distribution assistance and administrative service (Note C) ....        149,354
   Custodian fees .................................................         44,697
   Audit and legal fees ...........................................         34,047
   Transfer agency (Note B) .......................................         19,613
   Offering expenses ..............................................         13,888
   Printing .......................................................          6,315
   Trustees' fees .................................................          2,100
   Registration fees ..............................................            403
   Miscellaneous ..................................................            916
                                                                      ------------
   Total expenses .................................................        353,340
   Less: expenses waived and reimbursed by Adviser (Notes B & C) ..       (189,326)
                                                                      ------------
   Net expenses ...................................................                         164,014
                                                                                       ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ........................                    $    130,905
                                                                                       ============

--------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS     Alliance Municipal Trust - Ohio Portfolio
================================================================================

                                                                          Year Ended    January 2, 2001 (a)
                                                                        June 30, 2002    to June 30, 2001
                                                                        -------------   -------------------
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income .........................................      $    130,905       $    175,839
DIVIDENDS TO SHAREHOLDERS FROM
   Net investment income .........................................          (130,905)          (175,839)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (Note E) .........................................         1,283,621         15,746,383
                                                                        ------------       ------------
   Total increase ................................................         1,283,621         15,746,383
NET ASSETS
   Beginning of period ...........................................        15,746,383                 -0-
                                                                        ------------       ------------
   End of period (including undistributed net investment income of
      $27,401 and $13,513, respectively) .........................      $ 17,030,004       $ 15,746,383
                                                                        ============       ============

--------------------------------------------------------------------------------

(a) Commencement of operations.

   See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2002                          Alliance Municipal Trust - Ohio Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio, Alliance Municipal Trust-Massachusetts Portfolio, Alliance Municipal Trust-Pennsylvania Portfolio, Alliance Municipal Trust-Ohio Portfolio (the "Portfolio") and Alliance Municipal Trust-North Carolina Portfolio. The Portfolio commenced operations on January 2, 2001. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Offering Expenses

Offering expenses of $27,400 were deferred and amortized on a straight-line basis through January 2002.

3. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

5. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the year ended June 30, 2002, the reimbursement amounted to $90,326.

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency

                                       Alliance Municipal Trust - Ohio Portfolio
================================================================================

services for the Portfolio. Such compensation amounted to $18,000 for the year ended June 30, 2002.

For the year ended June 30, 2002, the Portfolio had no offset arrangement with AGIS.

--------------------------------------------------------------------------------

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 2002, the distribution fee amounted to $41,003. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services. For the year ended June 30, 2002, such payments amounted to $9,351. The Portfolio also may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 2002, the Adviser waived such reimbursement, amounting to $99,000.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions, Income Taxes and Distributions to Shareholders

At June 30, 2002, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. For tax purposes at June 30, 2002, the Portfolio had undistributed tax exempt income of $32,651. Dividends paid from net investment income for the year ended June 30, 2002, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. On June 30, 2002, capital paid-in aggregated $17,002,603. Transactions, all at $1.00 per share, were as follows:

                                                  Year Ended
                                                   June 30,     January 2, 2001* to
                                                     2002          June 30, 2001
                                                 -----------    -------------------
Shares sold ...............................       42,580,359        38,483,863
Shares issued on reinvestments of dividends          130,905           175,839
Shares redeemed ...........................      (41,427,643)      (22,913,319)
                                                 -----------       -----------
Net increase ..............................        1,283,621        15,746,383
                                                 ===========       ===========

--------------------------------------------------------------------------------

* Commencement of operations.

FINANCIAL HIGHLIGHTS                   Alliance Municipal Trust - Ohio Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                              Year       January 2, 2001 (a)
                                                             Ended               to
                                                         June 30, 2002      June 30, 2001
                                                         -------------   -------------------
Net asset value, beginning of period ...............      $      1.00        $      1.00
                                                          -----------        -----------

Income From Investment Operations

Net investment income (b) ..........................             .008               .011
                                                          -----------        -----------

Less: Dividends

Dividends from net investment income ...............            (.008)             (.011)
                                                          -----------        -----------
Net asset value, end of period .....................      $      1.00        $      1.00
                                                          ===========        ===========

Total Return

Total investment return based on net asset value (c)             0.80%              1.14%

Ratios/Supplemental Data

Net assets, end of period (000's omitted) ..........      $    17,030        $    15,746
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements .....             1.00%               .96%(d)
   Expenses, before waivers and reimbursements .....             2.15%              2.63%(d)
Net investment income (b) ..........................              .80%              2.29%(d)

--------------------------------------------------------------------------------

(a)  Commencement of operations.

(b)  Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolios distributions or the redemption of Portfolios shares. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

REPORT OF INDEPENDENT ACCOUNTANTS      Alliance Municipal Trust - Ohio Portfolio
================================================================================

To the Board of Trustees and Shareholders of Alliance Municipal Trust - Ohio Portfolio

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Municipal Trust - Ohio Portfolio (the "Fund") at June 30, 2002, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period January 2, 2001 (commencement of operations) through June 30, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2002, by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
August 9, 2002

                                       Alliance Municipal Trust - Ohio Portfolio
================================================================================

Alliance Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

John D. Carifa, Chairman
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

John D. Carifa, Chairman
Ronald M. Whitehill, President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
Frances M. Dunn, Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Thomas R. Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free (800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

--------------------------------------------------------------------------------

(1) Members of the Audit Committee.

                                       Alliance Municipal Trust - Ohio Portfolio
================================================================================

The business and affairs of the Fund are managed under the direction of the Trustees of the Fund. Certain information concerning the Fund's Trustees is set forth below.

                                                                                          PORTFOLIOS
                                                                                            IN FUND                 OTHER
        NAME, ADDRESS                                  PRINCIPAL                            COMPLEX             DIRECTORSHIPS
       AGE OF TRUSTEE                                OCCUPATION(S)                        OVERSEEN BY              HELD BY
     (YEARS OF SERVICE*)                          DURING PAST 5 YEARS                       TRUSTEE                TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

John D. Carifa,** 57,                   President, Chief Operating Officer and a              114                   None
1345 Avenue of the Americas,            Director of ACMC**, with which he has
New York, NY 10105 (13)                 been associated since prior to 1997.

DISINTERESTED TRUSTEES

Sam Y. Cross, 75                        Since prior to 1997, Executive Vice                    15          He is a director of Fuji
200 East 66th Street,                   President of The Federal Reserve Bank of                           Bank and Trust Co.
New York, NY  10021 (10)                New York and manager for foreign
                                        operations for The Federal Reserve
                                        System. He is Executive-In-Residence at
                                        the School of International and Public
                                        Affairs, Columbia University. He is also
                                        a director of Fuji Bank and Trust Co.

Charles H.P. Duell, 64                  President of Middleton Place Foundation                15          Trustee Emeritus of
Middleton Place Foundation,             with which he has been associated since                            the National Trust for
4300 Ashley River Road,                 prior to 1997. He is also a Trustee                                Historic Preservation
Charleston,                             Emeritus of the National Trust for                                 and Chairman of the
South Carolina 29414 (17)               Historic Preservation and serves as                                Board of Architectural
                                        Chairman of the Board of Architectural                             Review, City of
                                        Review, City of Charleston.                                        Charleston

William H. Foulk, Jr., 69               An Investment Adviser and an Independent              109                   None
2 Sound View Drive,                     Consultant. He was formerly Senior
Suite 100, Greenwich,                   Manager of Barrett Associates, Inc., a
CT  06830 (18)                          registered investment adviser, with
                                        which he had been associated since prior
                                        to 1997. He was formerly Deputy
                                        Comptroller of the State of New York
                                        and, prior thereto, Chief Investment
                                        Officer of the New York Bank for
                                        Savings.

David K. Storrs, 58                     President and Chief Executive Officer of               15                   None
65 South Gate Lane,                     Alternative Investment Group, LLC (an
Southport, CT  06490 (13)               investment firm). He was formerly
                                        President of The Common Fund (investment
                                        management for educational institutions)
                                        with which he had been associated since
                                        prior to 1997.

Shelby White, 63,                       An author and financial journalist.                    15                   None
One Sutton Place South,
New York, NY  10022 (10)

                                       Alliance Municipal Trust - Ohio Portfolio
================================================================================

OFFICERS

    NAME, ADDRESS*                     POSITION(S) HELD                           PRINCIPAL OCCUPATION
       AND AGE                            WITH FUND                               DURING PAST 5 YEARS**
-----------------------------------------------------------------------------------------------------------------------
John D. Carifa, 57                    Chairman                       See biography above.

Ronald M. Whitehill, 64               President                      Senior Vice President of ACMC** and President and
                                                                     Chief Executive Officer of Alliance Cash
                                                                     Management Services with which he has been
                                                                     associated since prior to 1997.

Kathleen A. Corbet, 42                Senior Vice President          Executive Vice President of ACMC** with which she
                                                                     has been associated since prior to 1997.

Drew A. Biegel, 51                    Senior Vice President          Vice President of ACMC** with which he has been
                                                                     associated since prior to 1997.

John R. Bonczek, 42                   Senior Vice President          Senior Vice President of AFD** with which he has
                                                                     been associated since prior to 1997.

Doris T. Ciliberti, 38                Senior Vice President          Vice President of AFD** with which she has been
                                                                     associated since prior to 1997.

Patricia Ittner, 51                   Senior Vice President          Vice President of ACMC** with which she has been
                                                                     associated since prior to 1997.

Robert I. Kurzweil, 51                Senior Vice President          Vice President of AFD** with which he has been
                                                                     associated since prior to 1997.

William E. Oliver, 52                 Senior Vice President          Senior Vice President of ACMC** with which he has
                                                                     been associated since prior to 1997.

Raymond J. Papera, 46                 Senior Vice President          Senior Vice President of ACMC** with which he has
                                                                     been associated since prior to 1997.

Frances M. Dunn, 31                   Vice President                 Vice President of ACMC** with which she has been
                                                                     associated since prior to 1997.

William J. Fagan, 40                  Vice President                 Assistant Vice President of AFD** with which he
                                                                     has been associated since prior to 1997.

Linda N. Kelley, 41                   Vice President                 Assistant Vice President of AFD** with which she
                                                                     has been associated since prior to 1997.

Joseph LaSpina, 41                    Vice President                 Vice President of AFD** with which he has been
                                                                     associated since prior to 1997.

Eileen M. Murphy, 30                  Vice President                 Vice President of ACMC** with which she has been
                                                                     associated since prior to 1997.

Maria C. Sazon, 36                    Vice President                 Vice President of ACMC** with which she has been
                                                                     associated since prior to 1997.

                                       Alliance Municipal Trust - Ohio Portfolio
================================================================================

    NAME, ADDRESS*                     POSITION(S) HELD                           PRINCIPAL OCCUPATION
       AND AGE                            WITH FUND                               DURING PAST 5 YEARS**
-----------------------------------------------------------------------------------------------------------------------
Edmund P. Bergan, Jr., 52             Secretary                      Senior Vice President and the General Counsel of
                                                                     AFD** and AGIS** with which he has been associated
                                                                     since prior to 1997.

Mark D. Gersten, 51                   Treasurer and Chief            Senior Vice President of AGIS** and Vice President
                                      Financial Officer              of AFD** with which he has been associated since
                                                                     prior to 1997.

Thomas R. Manley, 50                  Controller                     Vice President of ACMC** with which he has been
                                                                     associated since prior to 1997

--------------------------------------------------------------------------------

* The address for each of the Fund's officers is 1345 Avenue of the Americas, New York, NY 10105.

**   ACMC, AFD, ACL and AGIS are affiliates of the Fund.

     The Fund's Statement of Additional Information (SAI) has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 800-227-4618 for a free prospectus or SAI.

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

Alliance Municipal Trust - Ohio Portfolio

1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance Municipal Trust, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

|*| |*| |1| |2| |1| |0| |1| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
--------------------------------------------------------------------------------

Alliance Capital [LOGO](R)


(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMTOHAR0602